Company Business - Summary of Significant Investments in Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Coca-Cola FEMSA [member]
Disclosure Of Parent Entity Information [line items]
Percentage of ownership in subsidiary	47.20%	47.20%
Activities	Production, distribution and marketing of certain Coca-Cola trademark beverages in Mexico, Guatemala, Nicaragua, Costa Rica, Panama, Colombia, Venezuela, Brazil, Argentina and Uruguay (see Note 4). As of December 31, 2019, The Coca-Cola Company (“TCCC”) indirectly owns 27.8% of Coca-Cola FEMSA’s capital stock. In addition, shares representing 25% of Coca-Cola FEMSA’s capital stock are traded on the Bolsa Mexicana de Valores (Mexican Stock Exchange “BMV”) and on the New York Stock Exchange, Inc. (“NYSE”) in the form of American Depositary Shares (“ADS”).
S.A.B. de C.V. and subsidiaries [member]
Disclosure Of Parent Entity Information [line items]
Percentage of voting share in subsidiary	56.00%	63.00%
Activities	Production, distribution and marketing of certain Coca-Cola trademark beverages in Mexico, Guatemala, Nicaragua, Costa Rica, Panama, Colombia, Venezuela, Brazil, Argentina and Uruguay (see Note 4). As of December 31, 2019, The Coca-Cola Company (“TCCC”) indirectly owns 27.8% of Coca-Cola FEMSA’s capital stock. In addition, shares representing 25% of Coca-Cola FEMSA’s capital stock are traded on the Bolsa Mexicana de Valores (Mexican Stock Exchange “BMV”) and on the New York Stock Exchange, Inc. (“NYSE”) in the form of American Depositary Shares (“ADS”).
FEMSA Comercio - Proximity Division [member]
Disclosure Of Parent Entity Information [line items]
Percentage of ownership in subsidiary	100.00%	100.00%
Activities	Small-box retail chain format operations in Mexico, Colombia, Peru, United States, Chile and Brazil, mainly under the trade name "OXXO".
FEMSA Comercio - Fuel Division [member]
Disclosure Of Parent Entity Information [line items]
Percentage of ownership in subsidiary	100.00%	100.00%
Activities	Retail service stations for fuels, motor oils, lubricants and car care products under the trade name "OXXO GAS" with operations in Mexico.
FEMSA Comercio - Health Division [member]
Disclosure Of Parent Entity Information [line items]
Percentage of ownership in subsidiary	100.00%
Activities	Drugstores operations in Chile, Colombia and Ecuador, mainly under the trademark "Cruz Verde", "Fybeca" and "Sana Sana"; and in Mexico under various brands such as YZA, La Moderna and Farmacon.
Ownership interest description		Various
Heineken investment [member]
Disclosure Of Parent Entity Information [line items]
Percentage of ownership in subsidiary	14.80%	14.80%
Activities	Heineken N.V. and Heineken Holding N.V. shares, which represents an aggregate of 14.8% economic interest in both entities (Heineken Group).
Other businesses [member]
Disclosure Of Parent Entity Information [line items]
Percentage of ownership in subsidiary	100.00%	100.00%
Activities	Companies engaged in the production and distribution of coolers, commercial refrigeration equipment, plastic cases, food processing, preservation and weighing equipment; logistic transportation and maintenance services to FEMSA's subsidiaries and to third parties.